Debt (Details Textual) (USD $)	12 Months Ended				12 Months Ended			6 Months Ended	12 Months Ended								12 Months Ended			1 Months Ended												12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2011	Feb. 03, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 6 3/8% Senior Subordinated Notes due 2015 [Member]	Jul. 17, 2012 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 Embedded derivative related to the CODES [Member]	Jul. 31, 2011 L-3 Holdings (Parent) [Member]	Dec. 31, 2011 L-3 Holdings (Parent) [Member]	Dec. 31, 2010 L-3 Holdings (Parent) [Member]	Jul. 29, 2005 L-3 Holdings (Parent) [Member]	Dec. 31, 2011 L-3 Holdings (Parent) [Member] 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 L-3 Holdings (Parent) [Member] Embedded derivative related to the CODES [Member]	Feb. 02, 2011 L-3 Holdings (Parent) [Member] Embedded derivative related to the CODES [Member]	Jan. 31, 2011 L-3 Holdings (Parent) [Member] Embedded derivative related to the CODES [Member]	Dec. 31, 2010 L-3 Holdings (Parent) [Member] Embedded derivative related to the CODES [Member]	Dec. 31, 2011 L-3 Communications [Member]	Feb. 03, 2012 L-3 Communications [Member]	Dec. 31, 2010 L-3 Communications [Member]	Feb. 03, 2012 L-3 Communications [Member] Minimum [Member]	Feb. 03, 2012 L-3 Communications [Member] Maximum [Member]	Dec. 31, 2011 L-3 Communications [Member] 5 7/8% Senior Subordinated Notes due 2015 [Member]	Mar. 09, 2011 L-3 Communications [Member] 5 7/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 L-3 Communications [Member] 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 22, 2011 L-3 Communications [Member] 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 L-3 Communications [Member] 6 1/8% Senior Subordinated Notes due 2014 [Member]	Jun. 21, 2010 L-3 Communications [Member] 6 1/8% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2011 L-3 Communications [Member] 6 1/8% Senior Subordinated Notes due 2013 [Member]	Jul. 15, 2010 L-3 Communications [Member] 6 1/8% Senior Subordinated Notes due 2013 [Member]	Dec. 31, 2011 L-3 Communications [Member] 7 5/8% Senior Subordinated Notes due 2012 [Member]	Nov. 02, 2009 L-3 Communications [Member] 7 5/8% Senior Subordinated Notes due 2012 [Member]	Dec. 31, 2011 L-3 Communications [Member] 3.95% Senior Notes due 2016 [Member]	Dec. 31, 2010 L-3 Communications [Member] 3.95% Senior Notes due 2016 [Member]	Dec. 31, 2011 L-3 Communications [Member] 4.75% Senior Notes due 2020 [Member]	Dec. 31, 2010 L-3 Communications [Member] 4.75% Senior Notes due 2020 [Member]	Dec. 31, 2011 L-3 Communications [Member] 4.95% Senior Notes due 2021 [Member]	Dec. 31, 2010 L-3 Communications [Member] 4.95% Senior Notes due 2021 [Member]	Dec. 31, 2011 L-3 Communications [Member] Notes due 2015 [Member] 5 7/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2010 L-3 Communications [Member] Notes due 2015 [Member] 5 7/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 L-3 Communications [Member] Notes due 2015 [Member] 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2010 L-3 Communications [Member] Notes due 2015 [Member] 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 L-3 Communications [Member] 5.20% Senior Notes due 2019 [Member]	Dec. 31, 2010 L-3 Communications [Member] 5.20% Senior Notes due 2019 [Member]	Oct. 07, 2009 L-3 Communications [Member] 5.20% Senior Notes due 2019 [Member]
Debt (Textual)
Interest rate on senior notes						6.375%	3.00%						3.00%		3.00%	3.00%										6.125%		6.125%		7.63%		3.95%	3.95%	4.75%	4.75%	4.95%	4.95%	5.875%	5.875%	6.375%	6.375%	5.20%	5.20%
Outstanding letters of credit	$ 3,000,000		$ 17,000,000																																									$ 650,000,000
Base rate above the latest federal funds rate																		0.50%
Base rate above a Eurodollar rate																		1.00%
Applicable spread on base rate option																				0.25%	1.00%
Applicable spread on Eurodollar rate option																				1.25%	2.00%
Commitment fees calculated on the daily amounts of the available unused commitments																				0.15%	0.325%
Letter of credit fees for performance and commercial letters of credit																				0.675%	1.20%
Letter of credit fees for financial letters of credit																				1.25%	2.00%
Principal Amount Redeemed																							650,000,000	500,000,000	500,000,000		400,000,000		400,000,000		750,000,000	500,000,000		800,000,000		650,000,000						1,000,000,000
Effective interest rate															6.33%																	4.11%		4.79%		5.02%						5.25%
Net cash proceeds after deducting the discounts, commissions and estimated expenses																																491,000,000		790,000,000		639,000,000						987,000,000
Redemption price as percentage of principal amount					100.00%												100.00%
Senior notes redemption price												101.00%										101.958%		102.125%		102.042%		101.021%		101.271%
Sale of 3% Convertible Contingent Debt Securities by L-3 Holdings											700,000,000
Interest expense recognized									23,000,000	43,000,000
Conversion rate of CODES, shares									10.3644
Current convertible common stock price													$ 115.78
Cash redemption price in CODES									equal to 100% of the principal amount
Repurchases by the holders of the CODES														11,000,000
Repurchased codes that have been classified as current liability										11,000,000
Remaining CODES that have been classified as long-term debt									689,000,000	689,000,000
Percentage of average trading price of one thousand dollars in principal amount of CODES for contingent interest payable									0.25%
Number of trading days ending on the second trading day preceding the first day of the applicable six-month interest period								5 days
Available borrowings under revolving credit facility	997,000,000		983,000,000
Total aggregate borrowings under revolving credit facility		1,000,000,000
Length of credit facility	3 years
Uncommitted incremental revolving facilities and additional term loan facilities		500,000,000
Conversion price of L-3 Holdings' CODES	$ 96.48		$ 98.94	$ 100.14
Excess of current common stock price over common stock conversion price	120.00%
Number of trading days for conversion, minimum	20 days
Number of consecutive trading-day period ending on the last trading day of the previous fiscal quarter	30 days
Maximum number of calendar days for purchase of common stock	45 days
Number of trading days preceding the declaration date for distribution	10 days
Percentage exceeding per share value of the closing price	10.00%
Percentage of average closing price	98.00%
Settlement amount upon conversion of the CODES	1,000
Number of consecutive business-day period	5 days
Number of consecutive trading-day period	5 days
Number of trading days in the conversion period	20 days
Portion of conversion rate	0.05
Payment period of contingent interest	6 months
Maximum consolidated leverage ratio under revolving credit facility covenants	less than or equal to 4.0 to 1.0
Minimum consolidated interest coverage ratio under revolving credit facility covenants	greater than or equal to 3.0 to 1.0
Maximum consolidated senior leverage ratio under revolving credit facility covenants	less than or equal to 3.5 to 1.0
Maximum redemption or maturity period after maturity date of existing notes	91 days or less
Minimum fixed charge coverage ratio under senior subordinated notes indentures covenants	at least 2.0 to 1.0
Maximum aggregate amount of other dividends, redemptions and investments	2,000,000,000
Percentage of consolidated net income (or deficit) of L-3 Communications for the quarter	50.00%
Percentage of proceeds from issuance of capital stock	100.00%
Percentage of proceeds from issuance of indebtedness	100.00%
Ability to incur additional indebtedness under the fixed charge coverage ratio test	at least one dollar
Minimum aggregate amount of indebtedness, swap contracts or guarantees to trigger cross default provisions	50,000,000
Maximum days to cure defaults triggering cross default provisions	10 days
Minimum aggregate principal amount of senior subordinated notes accelerated to trigger cross default provisions	10,000,000
Minimum aggregate amount of senior notes accelerated to trigger cross default provisions	100,000,000
Change in the fair value of the embedded derivative	$ 0		$ 0	$ 0